Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,962	$ 1,902
Warranty and campaign programs	1,020	1,111	1,058
Marketing and sales incentive programs	1,413	1,340
Tax payables	680	973
Accrued expenses and Deferred income	731	748
Accrued employee benefits	669	844
Legal reserves and other provisions	410	551
Contract reserve	390	467
Restructuring reserve	95	77	155	54
Other	689	722
Total	$ 8,059	$ 8,735